Capital Lease	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Capital Lease
7. Capital Lease

On September 16, 2014, the Company sold the M/V Free Jupiter a 2002-built, 47,777 dwt Handymax dry bulk carrier for a gross sale price of $12,250 and subsequently entered into a long term bareboat charter with the vessel’s new owners. The vessel has been renamed to Nemorino and chartered by the Company for seven years at a rate of $5.325 per day on bareboat charter terms typical for this type of transaction which grant the Company the full commercial utilization of the vessel against payment of the charter rate to its owners. In addition, the terms of the charter afford a number of purchase options during its course. An amount of $3,750 was deposited by the Company as security for the fulfillment of the terms of the charter.

The Company has recorded the transaction as a “capital lease” due to the fact that the present value of the minimum lease payments exceeds 90% of the fair market value of the vessel.

The following table summarizes our bareboat charter obligations p.a.:

Year	Lease Payment p.a.	Capital Lease Reduction	Interest Expense
0		(12,250)
		Principal	Interest
1	1,943	1,214	729
2	1,943	1,214	729
3	1,943	1,214	729
4	1,943	1,214	729
5	1,943	1,214	729
6	1,943	1,214	729
7	1,943	1,214	729
Total	13,601	8,498	5,103